Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Finance Cost [abstract]
Average principal outstanding during period	$ 0	$ 0	$ 0	$ 39,011
Average effective interest rate during period				1.17%
Total interest expense incurred during period	0	0	0	$ 229
Costs related to undrawn credit facilities	1,297	1,325	2,639	2,636
Interest expense—lease liabilities	24	32	50	65
Letters of guarantee	68		122
Total finance costs	$ 1,389	$ 1,357	$ 2,811	$ 2,930